Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY-VERSUS-PERFORMANCE TABLE
The following table sets forth certain

pay-versus-performance

information for the years indicated.

Year	Summary Compen- sation Table Total for CEO ($) (1)	Compen- sation Actually Paid to CEO ($) (2)	Average Summary Compen- sation Table Total for Non-CEO Named Executive Officers ($) (1)	Average Compen- sation Actually Paid to Non-CEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (loss) ($) (in thousands)	Adjusted EBITDA ($) (in thousands) (4)
					Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)

2022	$ 9,771,335	$ 3,425,759	$3,700,352	$1,508,437	$28.55	$129.96	$ (456,833)	$ 65,337

2021	$19,823,002	$12,803,786	$5,527,722	$4,821,155	$39.68	$172.32	$ (950,071)	$(261,276)

2020	$10,563,060	$ 6,850,413	$3,139,404	$1,659,779	$55.53	$135.28	$(1,289,998)	$(447,529)

(1)
Mr. Menke was the CEO for each of the years indicated. For 2022, our non-CEO
named executive officers were Michael Randolfi, Kurt Ekert, David Moore, Scott Wilson, Douglas Barnett, Wade Jones, and Cem Tanyel. For 2021, our
non-CEO
named executive officers were Douglas Barnett, Wade Jones, Roshan Mendis, and David Shirk. For 2020, our
non-CEO
named executive officers were Douglas Barnett, Wade Jones, David Moore, and David Shirk.

(2)	The following tables set forth the adjustments made d uring each year r epresented in the table to determine the compensation “actually paid” to the named executive officers for such year.

CEO	2020	2021	2022

Summary Compensation Table Total	$10,563,060	$19,823,002	$9,771,335

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(8,866,786)	(17,463,960)	(7,237,236)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	14,187,539	8,935,662	4,594,897

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(4,224,628)	(972,168)	(2,942,801)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(4,808,772)	2,481,251	(760,436)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—

+ Value of Dividends or Other Earnings Paid on Option Awards or Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	—	—	—

Compensation “Actually Paid”	$6,850,413	$12,803,786	$3,425,759

Non-CEO Named Executive Officers	2020	2021	2022

Summary Compensation Table Total	$3,139,404	$5,527,722	$3,700,352

- Grant Date Fair Value of Option Awards and Stock Awards G ranted in Fiscal Year	(2,232,879)	(2,625,811)	(1,987,594)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,483,075	1,538,508	850,287

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,373,167)	(182,461)	(155,168)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years f or Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,356,654)	563,197	(268,882)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(630,558)

+ Value of Dividends or Other Earnings Paid on Option Awards or Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	—	—	—

Compensation“Actually Paid”	$1,659,779	$4,821,155	$1,508,437

(3)
Total shareholder return and peer group total shareholder return represent the cumulative total return for our common stock and the Standard & Poor’s Software and Services Index (“S&P 500/Software & Services”), respectively, assuming $100 was invested at the market close on December 31, 2019 in the common stock of Sabre Corporation and in the S&P 500/Software & Services index, as well as reinvestments of dividends.

(4)
Adjusted EBITDA represents, in Sabre’s assessment, the most important financial measure used by Sabre to link compensation actually paid to Sabre’s named executive officers for the most recently completed fiscal year to Sabre. See
Appendix B
for additional information on Adjusted EBITDA, including a
non-GAAP
to GAAP reconciliation. For 2022, Adjusted EBITDA was defined as loss from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining provision (benefit) for income taxes. For 2021, Adjusted EBITDA was defined as (Loss) Income from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining (benefit) provision for income taxes; the calculation of Adjusted EBITDA was to no longer exclude the amortization of upfront incentive consideration in all periods presented. For 2020, Adjusted EBITDA was defined as (Loss) Income from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, amortization of upfront incentive consideration, interest expense, net, other, net, loss on extinguishment of debt, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining provision for income taxes.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Menke was the CEO for each of the years indicated. For 2022, our non-CEO
named executive officers were Michael Randolfi, Kurt Ekert, David Moore, Scott Wilson, Douglas Barnett, Wade Jones, and Cem Tanyel. For 2021, our
non-CEO
named executive officers were Douglas Barnett, Wade Jones, Roshan Mendis, and David Shirk. For 2020, our
non-CEO
	named executive officers were Douglas Barnett, Wade Jones, David Moore, and David Shirk.
Peer Group Issuers, Footnote [Text Block]
Total shareholder return and peer group total shareholder return represent the cumulative total return for our common stock and the Standard & Poor’s Software and Services Index (“S&P 500/Software & Services”), respectively, assuming $100 was invested at the market close on December 31, 2019 in the common stock of Sabre Corporation and in the S&P 500/Software & Services index, as well as reinvestments of dividends.

PEO Total Compensation Amount	$ 9,771,335	$ 19,823,002	$ 10,563,060
PEO Actually Paid Compensation Amount	$ 3,425,759	12,803,786	6,850,413
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The following tables set forth the adjustments made d uring each year r epresented in the table to determine the compensation “actually paid” to the named executive officers for such year.

CEO	2020	2021	2022

Summary Compensation Table Total	$10,563,060	$19,823,002	$9,771,335

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(8,866,786)	(17,463,960)	(7,237,236)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	14,187,539	8,935,662	4,594,897

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(4,224,628)	(972,168)	(2,942,801)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(4,808,772)	2,481,251	(760,436)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—

+ Value of Dividends or Other Earnings Paid on Option Awards or Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	—	—	—

Compensation “Actually Paid”	$6,850,413	$12,803,786	$3,425,759

Non-PEO NEO Average Total Compensation Amount	$ 3,700,352	5,527,722	3,139,404
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,508,437	4,821,155	1,659,779
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The following tables set forth the adjustments made d uring each year r epresented in the table to determine the compensation “actually paid” to the named executive officers for such year.

Non-CEO Named Executive Officers	2020	2021	2022

Summary Compensation Table Total	$3,139,404	$5,527,722	$3,700,352

- Grant Date Fair Value of Option Awards and Stock Awards G ranted in Fiscal Year	(2,232,879)	(2,625,811)	(1,987,594)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,483,075	1,538,508	850,287

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,373,167)	(182,461)	(155,168)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years f or Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,356,654)	563,197	(268,882)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(630,558)

+ Value of Dividends or Other Earnings Paid on Option Awards or Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	—	—	—

Compensation“Actually Paid”	$1,659,779	$4,821,155	$1,508,437

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart reflects the
relationship over each of the years in the

pay-versus-
p
erformance

table between the compensation “actually paid” to the CEO and the average compensation “actually paid” to the non-CEO

named executive officers to Sabre’s cumulative total shareholder return, peer group cumulative total shareholder return, net income, and Adjusted EBITDA over each of the years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart reflects the
relationship over each of the years in the

pay-versus-
p
erformance

table between the compensation “actually paid” to the CEO and the average compensation “actually paid” to the non-CEO

named executive officers to Sabre’s cumulative total shareholder return, peer group cumulative total shareholder return, net income, and Adjusted EBITDA over each of the years presented in the table.

Tabular List [Table Text Block]
The following financial performance measures represent, in Sabre’s assessment, the
m
ost impor
tan
t financial measures Sabre used to link compensation that we actually paid to our named executive officers for 2022:

•	Adjusted EBITDA

•	Adjusted Free Cash Flow

•	Revenue
Adjusted EBITDA was the primary financial metric of our 2022 annual incentive, and we consider it to be an important indicator of our overall business performance. Adjusted Free Cash Flow was the primary financial metric of our 2022 PSU awards, and we consider it to be an important long-term indicator of our ability to operate our business and repay our debt. We consider revenue to be a significant driver of our Adjusted EBITDA and Adjusted Free Cash Flow.

Total Shareholder Return Amount	$ 28.55	39.68	55.53
Peer Group Total Shareholder Return Amount	129.96	172.32	135.28
Net Income (Loss)	$ (456,833,000)	$ (950,071,000)	$ (1,289,998,000)
Company Selected Measure Amount	65,337	(261,276)	(447,529)
PEO Name	Mr. Menke
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA represents, in Sabre’s assessment, the most important financial measure used by Sabre to link compensation actually paid to Sabre’s named executive officers for the most recently completed fiscal year to Sabre. See
Appendix B
for additional information on Adjusted EBITDA, including a
non-GAAP
	to GAAP reconciliation. For 2022, Adjusted EBITDA was defined as loss from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining provision (benefit) for income taxes. For 2021, Adjusted EBITDA was defined as (Loss) Income from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, interest expense, net, other, net, loss on extinguishment of debt, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining (benefit) provision for income taxes; the calculation of Adjusted EBITDA was to no longer exclude the amortization of upfront incentive consideration in all periods presented. For 2020, Adjusted EBITDA was defined as (Loss) Income from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, impairment and related charges, restructuring and other costs, amortization of upfront incentive consideration, interest expense, net, other, net, loss on extinguishment of debt, acquisition-related costs, litigation costs, net, stock-based compensation and the remaining provision for income taxes.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,237,236)	$ (17,463,960)	$ (8,866,786)
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,594,897	8,935,662	14,187,539
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,942,801)	(972,168)	(4,224,628)
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(760,436)	2,481,251	(4,808,772)
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Option Awards or Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,987,594)	(2,625,811)	(2,232,879)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	850,287	1,538,508	3,483,075
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(155,168)	(182,461)	(1,373,167)
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(268,882)	563,197	(1,356,654)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(630,558)	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Option Awards or Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0